Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total shareholders’ equity	Called up share capital and share premium	Other equity instruments	Retained earnings	[1],[2]	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	[2],[3]	Non-controlling interests
Equity beginning of period at Dec. 31, 2018		$ 194,249	$ 186,253	$ 23,789	$ 22,367	$ 138,191		$ (1,532)	$ (206)	$ (26,133)	$ 29,777		$ 7,996
Profit for the year		8,708	7,383			7,383							1,325
Other comprehensive income/(expense) for the year, net of tax		1,017	869			(1,759)		1,424	204	1,000			148
– debt instruments at fair value through other comprehensive income		1,152	1,146					1,146					6
equity instruments designated at fair value through other comprehensive income		366	278					278					88
– cash flow hedges		206	204						204				2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(2,002)	(2,002)			(2,002)
– remeasurement of defined benefit asset/liability		13	5			5							8
– share of other comprehensive income of associates and joint ventures		21	21			21
– effects of hyperinflation		217	217			217
– exchange differences		1,044	1,000							1,000			44
Total comprehensive income for the year		9,725	8,252			5,624		1,424	204	1,000			1,473
Shares issued under employee remuneration and share plans		62	62	557		(495)
Shares issued in lieu of dividends and amounts arising thereon		2,687	2,687			2,687
Dividends to shareholders		(12,460)	(11,683)			(11,683)							(777)
Redemption of capital securities	[4]	(1,508)	(1,508)		(1,496)	(12)
Transfers	[5]	0				2,475					(2,475)
Cost of share-based payment arrangements		478	478			478
Cancellation of shares	[6]	(1,000)	(1,000)	(68)		(1,000)					68
Other movements		435	414			414							21
Equity end of period at Dec. 31, 2019		192,668	183,955	24,278	20,871	136,679		(108)	(2)	(25,133)	27,370		8,713
Profit for the year		6,099	5,229			5,229							870
Other comprehensive income/(expense) for the year, net of tax		8,409	8,248			1,118		1,913	459	4,758			161
– debt instruments at fair value through other comprehensive income		1,750	1,746					1,746					4
equity instruments designated at fair value through other comprehensive income		212	167					167					45
– cash flow hedges		471	459						459				12
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		167	167			167
– remeasurement of defined benefit asset/liability		834	831			831							3
– share of other comprehensive income of associates and joint ventures		(73)	(73)			(73)
– effects of hyperinflation		193	193			193
– exchange differences		4,855	4,758							4,758			97
Total comprehensive income for the year		14,508	13,477			6,347		1,913	459	4,758			1,031
Shares issued under employee remuneration and share plans		7	7	346		(339)
Capital securities issued	[7]	1,497	1,497		1,500	(3)
Dividends to shareholders		(2,023)	(1,331)			(1,331)							(692)
Redemption of capital securities	[4]	(1,450)	(1,450)			(1,450)
Transfers	[5]	0	0			435					(435)
Cost of share-based payment arrangements		434	434			434
Other movements		(646)	(146)		43	(200)		11					(500)
Equity end of period at Dec. 31, 2020		204,995	196,443	24,624	22,414	140,572		1,816	457	(20,375)	26,935		8,552
Profit for the year		14,693	13,917			13,917							776
Other comprehensive income/(expense) for the year, net of tax		(4,967)	(4,842)			661		(2,455)	(654)	(2,394)			(125)
– debt instruments at fair value through other comprehensive income		(2,139)	(2,105)					(2,105)					(34)
equity instruments designated at fair value through other comprehensive income		(446)	(350)					(350)					(96)
– cash flow hedges		(664)	(654)						(654)				(10)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		531	531			531
– remeasurement of defined benefit asset/liability		(274)	(288)			(288)							14
– share of other comprehensive income of associates and joint ventures		103	103			103
– effects of hyperinflation		315	315			315
– exchange differences		(2,393)	(2,394)							(2,394)			1
Total comprehensive income for the year		9,726	9,075			14,578		(2,455)	(654)	(2,394)			651
Shares issued under employee remuneration and share plans		18	18	354		(336)
Capital securities issued	[7]	1,996	1,996		2,000	(4)
Dividends to shareholders		(6,383)	(5,790)			(5,790)							(593)
Redemption of capital securities	[4]	(2,000)	(2,000)		(2,000)
Transfers	[5]	0	0			(3,065)					3,065
Cost of share-based payment arrangements		467	467			467
Cancellation of shares	[6]	(2,004)	(2,004)	(60)		(2,004)					60
Other movements		(38)	45			40		5					(83)
Equity end of period at Dec. 31, 2021		$ 206,777	$ 198,250	$ 24,918	$ 22,414	$ 144,458		$ (634)	$ (197)	$ (22,769)	$ 30,060		$ 8,527

[1]	At 31 December 2021, retained earnings included 558,397,704 treasury shares (2020: 509,825,249; 2019: 432,108,782). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Security Services.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[3]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[4]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 31 in the Annual Report and Accounts 2021. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. Under IFRSs external issuance costs are classified as equity.
[5]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In the comparative periods, impairments (2020: $435m; 2019: $2,475m) were recognised and a permitted transfer of these amounts was made from the merger reserve to retained earnings. During 2021, a part reversal of these impairments resulted in a transfer from retained earnings back to the merger reserve of $3,065m.
[6]	For further details, see Note 31 in the Annual Report and Accounts 2021. In October 2021, HSBC announced a share buy-back of up to $2.0bn, which will be completed no later than April 2022. At 31 December 2021, 120,366,714 ordinary shares had been purchased and cancelled representing a nominal value of $60m, which has been transferred from share capital to capital redemption reserve within merger and other reserves. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[7]	During 2021, HSBC Holdings issued $2,000m of additional tier 1 instruments on which there were $4m of external issue costs. In 2020, HSBC Holdings issued $1,500m of perpetual subordinated contingent convertible capital securities.